COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended
Dec. 31, 2020 USD ($) $ / shares
COMMITMENTS
Deferred underwriting fees (in dollars per share) | $ / shares	$ 0.20
Deferred Underwriting Fees | $	$ 5,750,000
Percentage Of Cash Fee Upon Gross Proceeds	3.50%